Employee Benefit Plan, Subsequent Event (Details) - EBP-43-1301883-009 [ARSP] - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2026	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Subsequent Event [Line Items]
EBP, Net Asset Available for Benefit			$ 45,745,042	$ 43,121,795
Subsequent Event [Member]
EBP, Subsequent Event [Line Items]
Transfer to (from) Plan	$ 1,300,000
EBP, Participant-Directed [Member] | Subsequent Event [Member]
EBP, Subsequent Event [Line Items]
EBP, Net Asset Available for Benefit		$ 1,300,000